NOTE 14. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Note 14. Income Taxes Details Narrative
Operating Loss Carryforwards	$ 11,438
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2017